INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 44,272	$ 41,420
Accumulated Amortization	(32,452)	(30,458)
Net	11,820	10,962
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	8,172	5,320
Accumulated Amortization	(3,332)	(2,799)
Net	$ 4,840	$ 2,521
Technologies [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	4 years	4 years
Technologies [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	20 years	20 years
Facilities’ lease [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	19 years	19 years
Cost	$ 33,500	$ 33,500
Accumulated Amortization	(26,817)	(25,529)
Net	$ 6,683	$ 7,971
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	15 years	15 years
Cost	$ 2,600	$ 2,600
Accumulated Amortization	(2,303)	(2,130)
Net	$ 297	$ 470